Statement of Cash Flows - Non-financial Services and Financial Services Businesses (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Non Financial Services Businesses USD ($)	Mar. 31, 2012 Non Financial Services Businesses JPY (¥)	Mar. 31, 2011 Non Financial Services Businesses JPY (¥)	Mar. 31, 2010 Non Financial Services Businesses JPY (¥)	Mar. 31, 2012 Financial Services Businesses USD ($)	Mar. 31, 2012 Financial Services Businesses JPY (¥)	Mar. 31, 2011 Financial Services Businesses JPY (¥)	Mar. 31, 2010 Financial Services Businesses JPY (¥)
Cash flows from operating activities
Net income	$ 4,481	¥ 368,302	¥ 465,485	¥ 244,212	$ 2,265	¥ 186,159	¥ 241,448	¥ 116,218	$ 2,217	¥ 182,191	¥ 226,322	¥ 128,106
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	12,992	1,067,830	1,175,573	1,414,569	9,357	769,073	844,708	1,065,749	3,635	298,757	330,865	348,820
Provision for doubtful accounts and credit losses	117	9,623	4,140	100,775	71	5,843	1,806	1,905	46	3,780	2,334	98,870
Pension and severance costs, less payments	203	16,711	(23,414)	1,254	187	15,410	(24,867)	55	16	1,301	1,453	1,199
Losses on disposal of fixed assets	408	33,528	36,214	46,937	407	33,448	36,076	46,661	1	80	138	276
Unrealized losses on available-for-sale securities, net	655	53,831	7,915	2,486	655	53,831	7,915	2,486
Deferred income taxes	78	6,395	85,710	25,537	(1,007)	(82,792)	(17,258)	(14,183)	1,085	89,199	103,035	39,759
Equity in (earnings) losses of affiliated companies	(2,405)	(197,701)	(215,016)	(45,408)	(2,391)	(196,544)	(214,229)	(109,944)	(14)	(1,157)	(787)	64,536
Changes in operating assets and liabilities, and other	1,143	93,916	487,402	768,168	2,226	182,931	591,378	733,338	(889)	(73,020)	(106,416)	133,275
Net cash provided by operating activities	17,672	1,452,435	2,024,009	2,558,530	11,770	967,359	1,466,977	1,842,285	6,097	501,131	556,944	814,841
Cash flows from investing activities
Additions to finance receivables	(101,390)	(8,333,248)	(8,438,785)	(7,806,201)					(163,715)	(13,455,792)	(14,323,261)	(13,492,119)
Collection of and proceeds from sales of finance receivables	98,086	8,061,710	8,003,940	7,517,968					160,215	13,168,058	13,887,751	13,107,531
Additions to fixed assets excluding equipment leased to others	(8,803)	(723,537)	(629,326)	(604,536)	(8,685)	(713,867)	(621,302)	(599,154)	(118)	(9,670)	(8,024)	(5,382)
Additions to equipment leased to others	(9,838)	(808,545)	(1,061,865)	(833,065)	(1,644)	(135,054)	(78,559)	(64,345)	(8,194)	(673,491)	(983,306)	(768,720)
Proceeds from sales of fixed assets excluding equipment leased to others	446	36,633	51,342	52,473	441	36,203	50,742	46,070	5	430	600	6,403
Proceeds from sales of equipment leased to others	5,248	431,313	486,695	465,092	252	20,689	17,700	36,668	4,996	410,624	468,995	428,424
Purchases of marketable securities and security investments	(38,614)	(3,173,634)	(4,421,807)	(2,412,182)	(31,218)	(2,565,772)	(4,063,499)	(2,310,912)	(7,396)	(607,862)	(358,308)	(101,270)
Proceeds from sales of and maturity of marketable securities and security investments	34,759	2,856,825	3,716,156	1,108,741	27,106	2,227,812	3,423,618	1,012,781	7,653	629,013	292,538	95,960
Payment for additional investments in affiliated companies, net of cash acquired	(2)	(147)	(299)	(1,020)	(2)	(147)	(299)	(1,020)
Changes in investments and other assets, and other	2,555	209,972	177,605	(337,454)	2,603	213,957	394,479	(259,089)	(148)	(12,206)	18,303	102,497
Net cash used in investing activities	(17,553)	(1,442,658)	(2,116,344)	(2,850,184)	(11,147)	(916,179)	(877,120)	(2,139,001)	(6,702)	(550,896)	(1,004,712)	(626,676)
Cash flows from financing activities
Proceeds from issuance of long-term debt	29,138	2,394,807	2,931,436	3,178,310	484	39,803	15,318	492,300	28,947	2,379,152	2,934,588	2,733,465
Payments of long-term debt	(34,889)	(2,867,572)	(2,489,632)	(2,938,202)	(3,585)	(294,646)	(309,862)	(77,033)	(31,733)	(2,608,135)	(2,306,139)	(2,926,308)
Increase (decrease) in short-term borrowings	3,792	311,651	162,260	(335,363)	2,897	238,072	(86,884)	(249,238)	1,132	93,002	122,619	(251,544)
Dividends paid	(1,908)	(156,785)	(141,120)	(172,476)	(1,908)	(156,785)	(141,120)	(172,476)
Purchase of common stock, and other	(456)	(37,448)	(28,617)	(10,251)	(456)	(37,448)	(28,617)	(10,251)
Net cash provided by (used in) financing activities	(4,323)	(355,347)	434,327	(277,982)	(2,568)	(211,004)	(551,165)	(16,698)	(1,654)	(135,981)	751,068	(444,387)
Effect of exchange rate changes on cash and cash equivalents	(681)	(55,939)	(127,029)	(8,898)	(439)	(36,093)	(76,960)	4,092	(242)	(19,846)	(50,069)	(12,990)
Net decrease in cash and cash equivalents	(4,885)	(401,509)	214,963	(578,534)	(2,384)	(195,917)	(38,268)	(309,322)	(2,501)	(205,592)	253,231	(269,212)
Cash and cash equivalents at beginning of year	25,316	2,080,709	1,865,746	2,444,280	15,824	1,300,553	1,338,821	1,648,143	9,492	780,156	526,925	796,137
Cash and cash equivalents at end of year	$ 20,431	¥ 1,679,200	¥ 2,080,709	¥ 1,865,746	$ 13,440	¥ 1,104,636	¥ 1,300,553	¥ 1,338,821	$ 6,991	¥ 574,564	¥ 780,156	¥ 526,925